Events (Unaudited) Subsequent to the Filing of Form 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Events (Unaudited) Subsequent to the Filing of Form 10-Q [Abstract]
Events (Unaudited) Subsequent to the Filing of Form 10-Q

Note 10 — Events (Unaudited) Subsequent to the Filing of Form 10-Q

On September 30, 2024, the Company issued a promissory note (the “Working Capital Note 8”) in the principal amount of $192,069 to the Sponsor in exchange for cash.

On November 6, 2024, WTMA entered into the Merger Agreement with Merger Sub and EM, pursuant to which, among other things, Merger Sub will merge with and into EM, the separate existence of Merger Sub will cease and EM will be the surviving company and a wholly owned subsidiary of WTMA. In connection with the Merger, WTMA is expected to change its name to Evolution Metals & Technologies Corp.

In connection with the Merger Agreement, on November 6, 2024, WTMA also entered into the Sponsor Support and Lock-Up Agreement with EM, Sponsor, and Sponsor Persons. Pursuant to this agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA Common Stock (as defined herein), or approximately 67.84% of the issued and outstanding shares of WTMA Common Stock, in favor of the Merger Agreement and the Business Combination.

In connection with the Merger Agreement, on November 6, 2024, WTMA also entered into the EM Equityholder Support and Lock-Up Agreement with EM and EM Equityholder. Pursuant to this agreement, and subject to the terms and conditions outlined, the EM Equityholder agreed to execute and deliver written consents for its outstanding EM Member Units to adopt the Merger Agreement and related transactions, approving the Business Combination.

Note 11 — Events (Unaudited) Subsequent to the Date of the Independent Auditor’s Report

On July 12, 2024, the board of directors (the “Board”) of the Company appointed Mr. Matthew Rockett (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 12, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 12, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by New EM of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to New Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to New Director (or his/her Permitted Transferees) in accordance with the foregoing.

On July 19, 2024, the board of directors (the “Board”) of the Company appointed Mr. Justin Werner (“New Director”) as a director of the Company (the “Appointment”), effectively immediately.

In connection with the Appointment, the Board authorized the Company to enter into indemnity agreement with the New Director (the “Indemnity Agreement”). The Company and New Director consented to and executed the Indemnity Agreement on July 19, 2024.

In exchange for New Director’s service on the Board, the Board further authorized the Company to enter into certain agreements with the New Director (the “Share Compensation Agreement”). The Company and New Director consented to and executed the Share Compensation Agreement on July 19, 2024, whereas, the Company, the Sponsor and New Director agrees that the issue by MergeCo of the Promised Securities shall be subject to the conditions that (i) the Initial Business Combination is consummated; and (ii) New Director (or his/her Permitted Transferees (as such term is defined in section 4.3 of that certain stock escrow agreement, dated December 27, 2021, by and among the Company, the Sponsor, the Company’s officers, directors and other insiders and Continental Stock Transfer & Trust Company, as escrow agent (as it exists on the date hereof, the “Escrow Agreement”)).

Upon the satisfaction of the foregoing conditions, as applicable, the Company and the Sponsor shall cause MergeCo to promptly issue (and no later than two (2) business days following the closing of the Initial Business Combination) the Promised Securities to Director (or his/her Permitted Transferees) free and clear of any liens or other encumbrances, other than pursuant to the Escrow Agreement, restrictions on transfer imposed by the securities laws. The Sponsor and WTMA covenant and agree to cause MergeCo to facilitate such transfer to Director (or his/her Permitted Transferees) in accordance with the foregoing.

As a result of the appointment of Mr. Matthew Rockett and Mr. Justin Werner, on August 1, 2024, the Company received a letter from Nasdaq determining that the Company has now complies with the independent director, audit committee, or compensation committee requirements for continued listing on the Nasdaq Global Market as set forth in Listing Rules 5605(b)(1), 5605(c)(2), and 5605(d)(2).

On August 1, 2024, in support of the Business Combination, inter alios, WTMA and EM have entered into a Term Sheet (the “Term Sheet”) with certain legally binding clauses with Broughton Capital Group (“BCG”) for BCG, through a special purpose investment vehicle, to provide an equity investment (“Anchor Equity Investor”) of US$500 million through a private investment in public equity (“PIPE Anchor Equity Investment”) to be consummated concurrently with the Closing at a pre-money enterprise valuation for EM&T of US$6.2 billion. Additionally, BCG, through a special purpose lending vehicle (“Lender”), agrees to provide a debt facility (“Debt Facility”) of up to US$6.2 billion to EM&T or to a subsidiary of EM&T guaranteed, inter alios, by EM&T to be consummated concurrently with the Closing. The closing of the PIPE Anchor Equity Investment and Debt Facility is subject to the satisfactory completion of BCG’s on-going due diligence, final investment approvals, execution of an equity subscription agreement, execution of a debt facility agreement, the Closing, and other closing conditions.

On September 30, 2024, the Company issued a promissory note (the “Working Capital Note 8”) in the principal amount of $192,069 to the Sponsor in exchange for cash.

On November 6, 2024, WTMA entered into the Merger Agreement with Merger Sub and EM, pursuant to which, among other things, Merger Sub will merge with and into EM, the separate existence of Merger Sub will cease and EM will be the surviving company and a wholly owned subsidiary of WTMA. In connection with the Merger, WTMA is expected to change its name to Evolution Metals & Technologies Corp.

In connection with the Merger Agreement, on November 6, 2024, WTMA also entered into the Sponsor Support and Lock-Up Agreement with EM, Sponsor, and Sponsor Persons. Pursuant to this agreement, the Sponsor and Sponsor Persons agreed to, among other things, vote at least 2,237,876 shares of WTMA Common Stock (as defined herein), or approximately 67.84% of the issued and outstanding shares of WTMA Common Stock, in favor of the Merger Agreement and the Business Combination.

In connection with the Merger Agreement, on November 6, 2024, WTMA also entered into the EM Equityholder Support and Lock-Up Agreement with EM and EM Equityholder. Pursuant to this agreement, and subject to the terms and conditions outlined, the EM Equityholder agreed to execute and deliver written consents for its outstanding EM Member Units to adopt the Merger Agreement and related transactions, approving the Business Combination.